LEASE LIABILITIES - Lease Terms (Details)	12 Months Ended
Dec. 31, 2020
Buildings | Bottom of range
Additional information about leasing activities
Lease liability contract term	2 months
Buildings | Top of range
Additional information about leasing activities
Lease liability contract term	168 months
Buildings | Weighted average
Additional information about leasing activities
Lease liability contract term	54 months
Manufacturing equipment | Bottom of range
Additional information about leasing activities
Lease liability contract term	3 months
Manufacturing equipment | Top of range
Additional information about leasing activities
Lease liability contract term	96 months
Manufacturing equipment | Weighted average
Additional information about leasing activities
Lease liability contract term	26 months
Furniture, office equipment and other | Bottom of range
Additional information about leasing activities
Lease liability contract term	1 month
Furniture, office equipment and other | Top of range
Additional information about leasing activities
Lease liability contract term	52 months
Furniture, office equipment and other | Weighted average
Additional information about leasing activities
Lease liability contract term	18 months